Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity
6.	STOCKHOLDERS EQUITY

Share Option Plan

The Company has a Stock Incentive Plan (“Stock Plan”) for executives and eligible employees and contractors. Under this Stock Plan, options to purchase shares of stock can be granted with exercise prices not less than the fair market value of the underlying stock at the date of grant. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant; those option awards generally vest 1/3 after 12 months, 1/3 after 24 months and the balance after 36 months with a 10-year contractual term. The expected life of the options is generally between 5 ½ to 6 ½ years. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the Stock Plan). The maximum aggregate number of Shares which may be optioned and sold under the Stock Plan is 10% of the issued and outstanding shares (on a fully diluted basis).

The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table. The Binomial option valuation model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. Expected volatility is based on the historical volatility of our stock at the time grants are issued and other factors, including the expected life of the options of 5 ½ to 6 ½ years. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of option activity under the Plan as of June 30, 2013, and changes during the six months then ended is presented below:

Options	Shares 000s	Weighted-Average Exercise Price

Balance, December 31, 2012	21,900	$1.34

Granted	-	-
Exercised	-	-
Forfeited and expired	(463)	-

Balance, June 30, 2013	21,437	$1.34

Options exercisable at June 30, 2013	21,437	$1.34

At the time of an issue of options, management assess the forfeiture rate to be used for the issue based on historical experience and management’s view on the likelihood that the individual will continue employment to the end of the vesting period. The forfeiture rates historically have varied between 33.3% and 100%.

For the six months ended June 30, 2013, stock-based compensation expense relating to stock options was A$nil. No income tax benefit was recognized in the six months ended June 30, 2013 for stock-based compensation arrangements. As at June 30, 2013, there was A$nil of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Price US$	Number Outstanding 000s	Weighted Average Remaining| Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.36		1,856	3.36
$1.000	12,681	4.31		12,681	4.31
$2.000	5,900	4.68		5,900	4.68
$3.480	1,000	5.03		1,000	5.03
	21,437	4.36	$1.34	21,437	4.36	$1.34

The aggregate intrinsic value of outstanding stock options at June 30, 2013 was A$nil and the aggregate intrinsic value of exercisable stock options was A$nil.

8.           STOCKHOLDERS EQUITY

Common Stock

Between January 1, 2001 and December 31, 2007, the Company issued 65,582,358 shares of Common Stock raising A$29,761,285. The Company also issued 21,031,700 shares of Common Stock in lieu of services for a value of A$1,374,839. The Company issued a further 89,442,267 shares of Common Stock upon the cashless exercise of options.  The Company issued a further 500,000 shares of Common Stock for part settlement of acquisition of exploration permits amounting to A$518,000. The Company issued a further 200,000 shares of Common Stock as a result of delays in lodging a registration statement amounting to A$364,805. The Company issued a further 112,500 shares of Common Stock valued at A$35,416 to settle outstanding matters with an external party.

Between January 1, 2008 and December 31, 2008, the Company issued 42,000,000 shares of Common Stock raising A$110,028,293. The Company also issued 30,800 shares of Common Stock in lieu of services for a value of A$147,588. The Company issued a further 1,522,358 shares of Common Stock upon the cashless exercise of options and 435,600 shares of Common Stock upon the exercise of options raising A$51,494. The Company issued a further 457,809 shares of Common Stock as a result of delays in lodging a registration statement amounting to A$900,495.

Effective July 14, 2008, the Company entered into a Shares Option Agreement with the Indian Farmers Fertilizer Cooperative Limited (“IFFCO”) to finance the Company’s operations.

Under the Share Options Agreement, IFFCO received options to purchase 30 million shares of Common Stock of the Company on the following terms:

a.	5,000,000 options, at an exercise price of US$2.50 per share and expiring 60 days from July 11, 2008;
b.	8,000,000 options, at an exercise price of US$3.00 per share and expiring 12 months from July 11, 2008;
c.	8,000,000 options, at an exercise price of US$3.50 per share and expiring 18 months from July 11, 2008;
d.	9,000,000 options, at an exercise price of US$4.00 per share and expiring 24 months from July 11, 2008.

During the third quarter of 2008, the 5,000,000 options issued to IFFCO, at an exercise price of US$2.50 per share and expiring 60 days from July 11, 2008 were exercised on August 11, 2008 and pursuant to the Share Options Agreement, received a 1.2% discount on the exercise price. The total amount received was A$13,672,091 and the Company issued 5,000,000 shares of common stock. The 8,000,000 options expiring 12 months after July 11, 2008, the 8,000,000 options expiring 18 months after July 11, 2008 and the 9,000,000 options expiring 24 months after July 11, 2008 were not exercised and were forfeited. IFFCO holds 15.2% of the shares of common stock of the Company.

Between January 1, 2009 and December 31, 2009, an additional 18,000 options were exercised for US$0.111, total amount received A$2,763 and the Company issued 18,000 shares of common stock. Between January 1, 2010 and December 31, 2010, an additional 333,334 options were exercised using the cashless exercise feature and the Company issued 66,282 shares of common stock. Between January 1, 2010 and December 31, 2010, Legend issued 1,000,000 options with an exercise price of US$1.00 and expiring on September 1, 2014 for consulting fees amounting to A$247,000. Between January 1, 2011 and December 31, 2011, an additional 9,000 options were exercised using the cashless exercise feature and the Company issued 7,572 shares of common stock. Between January 1, 2012 and December 31, 2012, the Company issued 22,640,725 shares of Common Stock raising A$2,255,726.

Share Option Plan

The Company has a Stock Incentive Plan (“Stock Plan”) for executives and eligible employees and contractors. Under this Stock Plan, options to purchase shares of stock can be granted with exercise prices not less than the fair market value of the underlying stock at the date of grant. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant; those option awards generally vest 1/3 after 12 months, 1/3 after 24 months and the balance after 36 months with a 10-year contractual term. The expected life of the options is generally between 5½ to 6½ years. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the Stock Plan). The maximum aggregate number of Shares which may be optioned and sold under the Stock Plan is 10% of the issued and outstanding shares (on a fully diluted basis).

The fair value of each option award is estimated on the date of grant using the Binomial option valuation model that uses the assumptions noted in the following table. The Binomial option valuation model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. Expected volatility is based on the historical volatility of our stock at the time grants are issued and other factors, including the expected life of the options of 5 ½ to 6 ½ years. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding; the range given below results from certain groups of employees exhibiting different behaviour. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	For the year ended December 31, 2012	For the year ended December 31, 2011
Weighted Average Volatility	70%	70%
Dividend Yield	-	-
Expected term (years)	5.5 – 6.5	5.5 – 6.5
Risk-free rate	1.91%	1.91%

A summary of option activity under the Plan as of December 31, 2012, and changes since December 2006 is presented below:

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2006	8,100	$0.83
Granted	6,250	$0.93
Exercised	-	-
Forfeited and expired	(1,763)	$0.72

Balance, December 31, 2007	12,587	$0.79
Granted	11,000	$1.79
Exercised	-	-
Forfeited and expired	(1,125)	$0.98

Balance, December 31, 2008	22,462	$1.19
Granted	1,900	$1.00
Exercised	-	-
Forfeited and expired	(675)	$1.00

Options	Shares 000s	Weighted-Average Exercise Price
Balance, December 31, 2009	23,687	$1.30
Granted	500	$1.00
Exercised	(333)	$0.83
Forfeited and expired	(979)	$0.97

Balance, December 31, 2010	22,875	$1.32
Granted	-	-
Exercised	-	-
Forfeited and expired	(300)	$1.00

Balance, December 31, 2011	22,575	$1.33
Granted	-	-
Exercised	-	-
Forfeited and expired	(675)	$1.00

Balance, December 31, 2012	21,900	$1.34

Options exercisable at December 31, 2012	21,900	$1.34

At the time of an issue of options, management assess the forfeiture rate to be used for the issue based on historical experience and management’s view on the likelihood that the individual will continue employment to the end of the vesting period. The forfeiture rates vary between 33.3% and 100%.

 For the year ended December 31, 2012, stock-based compensation expense relating to stock options was A$44,000 (US$46,000) and is included in exploration expenditure. For the year ended December 31, 2011, stock based compensation expense relating to stock options was A$452,000 (US$460,000), A$173,000 (US$176,000) of which is included in exploration expenditure and A$279,000 (US$284,000) is included in administration expenses. No income tax benefit was recognized in the years ended December 31, 2012 and 2011 for stock-based compensation arrangements because of the valuation allowance. As at December 31, 2012, there was A$nil (US$nil) of unrecognized compensation cost, before income taxes, related to unvested stock options.

	Options Outstanding			Options Exercisable
Exercise Prices US$	Number Outstanding 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price	Number Exercisable 000s	Weighted Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price
$0.444	1,856	3.86		1,856	3.86
$1.000	13,144	4.85		13,144	4.85
$2.000	5,900	5.17		5,900	5.17
$3.480	1,000	5.52		1,000	5.52

	21,900	4.88	$1.34	21,900	4.88	$1.34

The aggregate intrinsic value of outstanding stock options at December 31, 2012 was US$nil and the aggregate intrinsic value of exercisable stock options was US$nil. For the year ended December 31, 2012, the aggregate intrinsic value of exercised options was US$nil (2011: US$nil).

Merlin Diamonds Limited

Options

The number of MED options outstanding over unissued ordinary shares at December 31, 2012 is nil. For the year ended December 31, 2012, 3,656,000 options were exercised at A$0.16 and MED issued 3,656,000 shares for net consideration of A$580,000.

Directors, Officers and other Permitted Persons MED Option Plan

At December 31, 2012, no options are on issue under this plan.